Investments in Joint Agreements and Other Agreements - Information about Exploration and Exploitation of Joint Ventures and Other Agreements (Detail)	12 Months Ended
Dec. 31, 2024
Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Acambuco
Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Aguada de Castro and Aguada Pichana Oeste
Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana Este - Área Vaca Muerta
Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana Este - Residual
Aguarague [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Aguaragüe
Bajada Añelo [member] | O&G Developments LTD [member]
Disclosure of joint operations [line items]
Name of the JO	Bajada Añelo
Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bajo del Toro
Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bandurria Sur
CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	CAM-2/A SUR
Campamento Central Canadon Perdido [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Campamento Central - Cañadón Perdido	[1]
CAN-100 [member] | Equinor Argentina BV [Member]
Disclosure of joint operations [line items]
Name of the JO	CAN 100
CAN 102 [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	CAN 102
CAN 114 [Member] | Equinor Argentina AS [Member]
Disclosure of joint operations [line items]
Name of the JO	CAN 114
Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Chachahuen
Consorcio CNQ 7A [Member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Consorcio CNQ 7/A
El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	El Orejano
El Tordillo [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	El Tordillo
La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	La Amarga Chica
La Calera [member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	La Calera
La Tapera And Puesto Quiroga [Member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	La Tapera and Puesto Quiroga
La Ventana - Rio Tunuyan [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	La Ventana - Río Tunuyán
Las Tacanas [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Las Tacanas
Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Lindero Atravesado
Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Loma Campana
Loma del Molle [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Loma del Molle
Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Magallanes
Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Narambuena
Pampa Yeguas I [member] | ExxonMobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Pampa Yeguas I
Ramos [Member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Ramos
Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rincón del Mangrullo
Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rio Neuquén
San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	San Roque
JO [member] | Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Salta
Participation	22.50%
JO [member] | Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	40.00%
JO [member] | Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	16.90%
JO [member] | Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	27.27%
JO [member] | Aguarague [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	53.00%
JO [member] | Bajada Añelo [member] | O&G Developments LTD [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	40.00%
JO [member] | CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Tierra del Fuego
Participation	50.00%
JO [member] | Campamento Central Canadon Perdido [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Chubut	[1]
Participation	50.00%	[1]
JO [member] | CAN-100 [member] | Equinor Argentina BV [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	35.00%
JO [member] | CAN 102 [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	50.00%
JO [member] | CAN 114 [Member] | Equinor Argentina AS [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	50.00%
JO [member] | Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Consorcio CNQ 7A [Member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Location	La Pampa and Mendoza
Participation	50.00%
JO [member] | El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | El Tordillo [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	12.20%
JO [member] | La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Calera [member] | Pluspetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Tapera And Puesto Quiroga [Member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	12.20%
JO [member] | La Ventana - Rio Tunuyan [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Las Tacanas [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	37.50%
JO [member] | Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén and Mendoza
Participation	50.00%
JO [member] | Loma del Molle [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Santa Cruz, Tierra del Fuego and Argentine Continental Shelf
Participation	50.00%
JO [member] | Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Pampa Yeguas I [member] | ExxonMobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Ramos [Member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	42.00%
JO [member] | Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	33.33%
JO [member] | San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	34.11%

[1]	See Note 11 “Mature Fields Project“ section.